ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock Option Activity (Details) - 2017 Equity Incentive Plan - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of shares outstanding
Options Outstanding at the beginning of the period (in shares)	181	206
Options granted (in shares)	875
Options exercised (in shares)		(25)
Options Outstanding at the end of the period (in shares)	1,056	181
Weighted average exercise price
Options Outstanding at the beginning of the period (in dollars per share)	$ 2.24	$ 2.24
Options granted (in dollars per share)	1.14
Options exercised (in dollars per share)		2.24
Options Outstanding at the end of the period (in dollars per share)	$ 1.33	$ 2.24